Recent Accounting Pronouncements (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Recent Accounting Pronouncements
Revenues	$ 703,006	$ 688,747	$ 770,871	$ 408,734	$ 400,797	$ 464,262	$ 410,622	$ 312,049	$ 2,571,358	$ 1,587,730	$ 966,827
Operating income	131,174	158,027	164,463	119,767	144,735	207,787	170,223	71,307	573,431	594,062	202,170
Income from continuing operations					93,648	136,972	116,110	42,695	363,598	389,425	141,850
Income (Loss) from discontinued Operations					(1,780)	(757)	53	(1,144)		(3,628)	(4,692)
Net income	$ 80,252	$ 87,080	$ 114,453	$ 81,813	$ 91,868	$ 136,215	$ 116,163	$ 41,551	$ 363,598	$ 385,797	$ 137,158
Diluted income (loss) per share:
Income from continuing operations (in dollars per share)					$ 1.75	$ 2.57	$ 2.16	$ 0.79	$ 6.00	$ 7.25	$ 2.64
Loss from discontinued operations (in dollars per share)					$ (0.03)	$ (0.02)		$ (0.02)		$ (0.07)	$ (0.09)
Net income (in dollars per share)	$ 1.28	$ 1.39	$ 1.83	$ 1.53	$ 1.72	$ 2.55	$ 2.16	$ 0.77	$ 6.00	$ 7.18	$ 2.55